Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease Information
As of December 31, 2019 and December 31, 2018, the information on leases is summarized below:

	2019
	Short-term	Long-term
Payable in Mexican pesos
Warehouse	$32,673	$14,094
Cranes	963	-
Courtyards	10,285	41,248
Major vessel maintenance	2,269	-

Payable in US dollars
Corporate building	14,388	471,439
	$60,578	$526,781

Leasing Activities by Type of Right-of-Use Asset
The table below describes the nature of Grupo TMM’s leasing activities by type of right-of-use asset recognized in the consolidated statement of financial position:

Right-of-use asset	No. of right-of-use assets leased	Range of remaining term (years)	No. of leases with extension options	No. of leases with purchase option	No. of leases with variable payments linked to an index	No. of leases with termination options
Corporate building	1	9	-	-	1	-
Warehouse	6	1 - 4	2	-	6	-
Courtyards	5	1 - 5	5	-	5	-
Cranes	1	1	-	-	-	-
Major vessel maintenance	1	1	-	-	-	-

Minimum Future Lease Payments
Lease liabilities are secured with related underlying assets. Future minimum lease payments at 31 December 2019 were as follows:

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 years	Total
Balance at December 31, 2019
Lease payments	$121,847	$185,494	$198,259	$427,355	$932,955
Financial charges	(61,269)	(108,101)	(87,429)	(88,797)	(345,596)
Present values, net	$60,578	$77,393	$110,830	$338,558	$587,359

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 years	Total
Balance at December 31, 2018
Lease payments	$133,870	$215,631	$200,489	$546,922	$1,096,912
Financial charges	(70,975)	(121,445)	(102,513)	(134,749)	(426,682)
Present values, net	$62,895	$94,186	$97,976	$412,173	$667,230

Expense Relating to Payments not Included in Measurement of Lease Liability
The expense relating to payments not included in the measurement of the lease liability is as follows:

2019
Short-term leases (a)	$296,770
Leases of low-value assets	3,696
$300,466

(a)	Corresponds to the leasing of parcel and bulk carrier vessels.

Additional Information on Right-of-Use Assets by Class of Assets
Additional information on right-of-use assets by class of assets in as follows:

	Carrying amount	Depreciation expense	Financial cost
Corporate building	$464,020	$49,716	$55,221
Warehouse	43,756	40,212	8,751
Courtyards	49,241	10,794	5,377
Cranes	915	2,197	221
Major vessel maintenance	2,167	8,667	655
Total right-of-use assets	$560,099	$111,586	$70,225